Investment Objectives and Goals	Aug. 01, 2025
Short-Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tributary Short-Intermediate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tributary Short-Intermediate Bond Fund (the “Fund”) seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital, and reduced price volatility.

Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tributary Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tributary Income Fund (the “Fund”) seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tributary Nebraska Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tributary Nebraska Tax-Free Fund (the “Fund”) seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tributary Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tributary Balanced Fund (the “Fund”) seeks capital appreciation and current income.
[custom:ExpensesNotCorrelatedToRatioDueToAcquiredFundFe]	Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to a reduction in the expense cap.
Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tributary Small/Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tributary Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation.
Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tributary Small Company Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tributary Small Company Fund (the “Fund”) seeks long-term capital appreciation.